Derivatives and Hedging Activities - Gain (Loss) Recognized in Income (Q2) (Details) - Derivatives Designated as Hedging Instruments - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Interest Rate Caps | Interest Expense
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income	$ (26)	$ (71)	$ (60)	$ (141)	$ (285)	$ (108)
Interest Rate Products
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	24	(35)	(15)	(59)	(95)	(43)
Interest Rate Products | Interest Expense
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	$ (26)	$ (71)	$ (60)	$ (141)	$ (285)	$ (108)